Legal proceedings	12 Months Ended
Dec. 31, 2017
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Legal proceedings

45 Legal proceedings

ING and its consolidated subsidiaries are involved in governmental, regulatory, arbitration and legal proceedings and investigations in the Netherlands and in a number of foreign jurisdictions, including the US, involving claims by and against them which arise in the ordinary course of their businesses, including in connection with their activities as lenders, broker-dealers, underwriters, issuers of securities and investors and their position as employers and taxpayers. In certain of such proceedings, very large or indeterminate amounts are sought, including punitive and other damages. While it is not feasible to predict or determine the ultimate outcome of all pending or threatened governmental, regulatory, arbitration and legal proceedings and investigations, ING is of the opinion that some of the proceedings and investigations set out below may have or have in the recent past had a significant effect on the financial position, profitability or reputation of ING and/or ING and its consolidated subsidiaries.

Criminal investigations: ING Bank is the subject of criminal investigations by Dutch authorities regarding various requirements related to client on-boarding, money laundering and corrupt practices. ING Group has also received related information requests from US authorities. ING Group and ING Bank are cooperating with such ongoing investigations and requests. Management has concluded under IFRS that it is more likely than not that a present obligation per 31 December 2017 exists and that an outflow of resources is probable, but was not able to estimate reliably the possible timing, scope or amounts of any fines, penalties and/or other outcome, which could be significant. ING expects to receive more information from the Dutch authorities concerning the potential consequences of their investigation in the first half of 2018.

Tax cases: Because of the geographic spread of its business, ING may be subject to tax audits, investigations and procedures in numerous jurisdictions at any point in time. Although ING believes that it has adequately provided for all its tax positions, the ultimate resolution of these audits, investigations and procedures may result in liabilities which are different from the amounts recognised. ING has also identified issues in connection with its US tax information reporting and withholding obligations in respect of prior periods. While a provision has been recorded, the review of such issues is ongoing.

Litigation regarding products of a former subsidiary in Mexico: Proceedings in which ING is involved include complaints and lawsuits concerning the performance of certain interest sensitive products that were sold by a former subsidiary of ING in Mexico. A provision has been taken in the past.

SIBOR – SOR litigation: In July 2016, investors in derivatives tied to the Singapore Interbank Offer Rate (‘SIBOR’) filed a U.S. class action complaint in the New York District Court alleging that several banks, including ING, conspired to rig the prices of derivatives tied to SIBOR and the Singapore Swap Offer Rate (‘SOR’). The lawsuit refers to investigations by the Monetary Authority of Singapore (‘MAS’) and other regulators, including the U.S. Commodity Futures Trading Commission (‘CFTC’), in relation to rigging prices of SIBOR- and SOR-based derivatives. In April 2017, the New York District Court issued an oral ruling dismissing all claims; a corresponding written ruling was issued in August 2017. In September 2017, plaintiffs filed an amended complaint. Defendants moved to dismiss the amended complaint. Currently, it is not possible to provide an estimate of the (potential) financial effect of this claim.

Claims regarding accounts with predecessors of ING Bank Turkey: ING Bank Turkey has received numerous claims from (former) customers of legal predecessors of ING Bank Turkey. The claims are based on offshore accounts held with these banks, which banks were seized by the Savings Deposit Insurance Fund (SDIF’) prior to the acquisition of ING Bank Turkey in 2007 from Oyak. SDIF has also filed various lawsuits against ING Bank Turkey to claim compensation from ING Bank Turkey, with respect to amounts paid out to offshore account holders so far. ING Bank had initiated an arbitration procedure against OYAK in which ING Bank sought to be held harmless for these claims. The arbitration court dismissed ING’s prayers for relief. At this moment it is not possible to assess the outcome of these procedures nor to provide an estimate of the (potential) financial effect of these claims.

VEB Fortis claim: In January 2011, the Dutch Association of Stockholders (Vereniging van Effectenbezitters, ‘VEB’) issued a writ alleging that investors were misled by the prospectus that was issued with respect to the September 2007 rights issue of Fortis N.V. (now Ageas N.V.) against Ageas N.V., the underwriters of such rights issue, including ING Bank, and former directors of Fortis N.V. According to the VEB the prospectus shows substantive incorrect and misleading information. The VEB stated that the impact and the risks of the sub-prime crisis for Fortis and Fortis’ liquidity position were reflected incorrectly in the prospectus. The VEB requested a declaratory decision stating that the summoned parties acted wrongfully and are therefore responsible for the damages suffered by the investors in Fortis. In March 2016, Ageas, VEB and certain other claimants announced that the claim in relation to Fortis has been settled. Ageas has agreed to pay EUR 1.2 billion to investors as compensation, provided that the Amsterdam Court of Appeal declares the settlement to be binding. According to the settlement documentation, as filed by Ageas with the Court of Appeal in May 2016, the settlement agreement contains a third-party clause by which the banks will also be released from the claims made by VEB and certain other claimants, if the settlement becomes unconditional. In June 2017, the Amsterdam Court of Appeal has given an interim ruling that the proposed settlement agreement between Ageas and the VEB cannot be declared binding upon all investors in its current form. The Court of Appeal requested in particular changes in relation to the level of compensation awarded to investors who are a member of the VEB and those who are not. In December 2017, Ageas and the VEB filed a revised settlement agreement with the Court of Appeal making amendments to the settlement agreement. In February 2018, the Court of Appeal requested further information on the level of compensation awarded to the VEB itself. The VEB have to file their reply before 6 March 2018. A court hearing has been scheduled for 16 March 2018 to discuss the merits of the settlement agreement, in particular the level of compensation, in more detail.

Medical insurance coverage claim by (former) Belgian employees: A number of retired employees of ING Belgium have initiated legal proceedings against ASCEL (a non-profit organisation established by ING Belgium that provided medical insurance coverage to current and retired employees till the beginning of 2015 via a subdivision of ASCEL: FMC) and ING Belgium following the decision to externalise this medical insurance coverage which resulted in an increase of premium. In a decision of September 2016, the Court has considered that FMC has validly been closed but that, as the medical coverage qualifies as an insurance contract not linked with the professional activity of the claimants, ING could not unilaterally terminate the agreement between FMC and the pensioners. In October 2017, ING reached an agreement with the claimants to settle this case. In January 2018, this settlement has entered into force for all retired employees who are insured with the external provider. This settlement will be paid out of the existing provision.

Interest rate derivatives claims: ING is involved in several legal proceedings in the Netherlands with respect to interest rate derivatives that were sold to clients in connection with floating interest rate loans in order to hedge the interest rate risk of the loans. These proceedings are based on several legal grounds, depending on the facts and circumstances of each specific case, inter alia alleged breach of duty of care, insufficient information provided to the clients on the product and its risks and other elements related to the interest rate derivatives that were sold to clients. In some cases, the court has ruled in favour of the claimants and awarded damages, annulled the interest rate derivative or ordered repayment of certain amounts to the claimants. The total amounts that need to be repaid or compensated in some cases still need to be determined. ING may decide to appeal against adverse rulings. Although the outcome of the pending litigation and similar cases that may be brought in the future is uncertain, it is possible that the courts may ultimately rule in favour of the claimants in some or all of such cases. A provision has been taken. However, the aggregate financial impact of the current and future litigation could become material.

As requested by the AFM, ING has reviewed a significant part of the files of clients who bought interest rate derivatives. In December 2015, the AFM concluded that Dutch banks may have to re-assess certain client files, potentially including certain derivative contracts that were terminated prior to April 2014 or other client files. As advised by the AFM, the Minister of Finance appointed a Committee of independent experts (the ‘Committee’) which has established a uniform recovery framework for Dutch SME clients with interest rate derivatives. ING has adopted this recovery framework and will reassess individual files against this framework. ING has taken an additional provision for the financial consequences of the recovery framework. In 2017, ING has informed the majority of the relevant clients whether they are in scope of the recovery framework, and thus eligible for compensation, or not. Due to the fact that the execution of the framework encountered delay, ING has offered advance payments to customers out of the existing provision.

Interest surcharges claims: ING received complaints and is involved in litigation with natural persons (natuurlijke personen) in the Netherlands regarding increases in interest surcharges with respect to several credit products, including but not limited to residential property (eigenwoningfinanciering). ING is reviewing the relevant product portfolio. Although the review is still ongoing, a provision has been taken for certain of these complaints.

Criminal proceedings regarding cash company financing: In June 2017, a Belgian criminal Court ruled that ING Luxembourg assisted third parties in 2000 to commit a tax fraud in the context of the purchase of the shares of a cash company. The Court condemned ING Luxembourg among others to a penal fine of EUR 120,000 (suspended for half of the total amount). The court also condemned ING Luxembourg jointly and severally with other parties, to pay EUR 31.48 million (to be increased with the legal interests) to the bankruptcy trustee of the cash company. A provision has been recorded. In July 2017, ING Luxembourg filed an appeal against this judgment, which is currently pending. In another case the Belgian authorities are also investigating ING Luxembourg for allegedly assisting third parties in 2001 to commit tax fraud in the context of the purchase of the shares of a cash company. For this case, a provision has been recorded by ING Luxembourg as well. The outcome of those cases is uncertain.

Mortgage expenses claims: ING Spain has received claims and is involved in procedures with customers regarding reimbursement of expenses associated with the formalization of mortgages. In all but two court proceeding in first instance the expense clause of the mortgage contract has been declared null and all or part of the expenses were ordered to be reimbursed by ING Spain. The courts in first instance have applied in their rulings different criteria regarding the reimbursement of expenses. ING Spain has filed an appeal against a number of these court decisions. ING Spain has also been included, together with other Spanish banks, in a class action filed by a customer association. The outcome of the pending litigation and similar cases that may be brought in the future is uncertain. A provision has been taken. However, the aggregate financial impact of the current and future litigation could change and will depend on, amongst others, an expected future ruling by the Spanish Supreme Court regarding the expenses that should be reimbursed by the banks.

Imtech claim: In January 2018, ING Bank received a claim from Stichting ImtechClaim.nl and Imtech Shareholders Action Group B.V. on behalf of certain (former) shareholders of Imtech N.V. (‘Imtech’). The claimants allege inter alia that shareholders were misled by the prospectus of the rights issues of Imtech in July 2013 and October 2014. ING Bank, being one of the underwriters of the rights issues, is held liable by the claimants for the damages that investors in Imtech would have suffered. ING Bank responded to the claimants denying any and all responsibility in relation to the allegations made in the letter.